Deferred Income Tax and Other Liabilities - Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	$ (14,847)	$ (9,005)	$ (14,784)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	40,997	50,160
Investments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	878	957
Stream, royalty and other interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	$ (56,722)	$ (60,122)